Debt Instruments Eligible as Capital (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Instruments Eligible As Capital
Balances at the beginning of the fiscal year	R$ 19,537,618	R$ 19,641,408	R$ 13,119,660
Issuance - Tier II	6,000,000		5,500,000
Interest payment Tier I (1)	461,186	484,291	505,300
Interest payment Tier II (1)	1,464,586	379,103	449,899
Exchange differences / Others	(614,496)	(105,467)	977,855
Payments of interest - Tier I	(507,291)	(467,099)	(493,071)
Payments of interest - Tier II	(206,683)	(394,618)	(418,235)
Repurchase	(6,507,953)
Balance at the end of the fiscal year	R$ 19,626,967	R$ 19,537,618	R$ 19,641,408